Investment in associates (Details 5) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Revenues	$ 738,169,736	$ 682,837,408	$ 687,576,975
Net income for the year:
- Equity holders of the parent	49,598,138	322,385,647	129,119,775
- Non-controlling interests	11,655,941	(4,535,962)	254,192
Ecogas Inversiones S. A. [Member]
IfrsStatementLineItems [Line Items]
Revenues	488,882,678	318,269,609	372,072,205
Net income for the year:
- Equity holders of the parent	23,480,460	17,845,514	(3,635,775)
- Non-controlling interests	$ 17,472,268	$ 11,598,834